Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.9%
14,965	iShares Core S&P Small-Cap ETF	$ 1,050,992	5.0
5,406	Vanguard S&P 500 ETF	1,663,156	7.9
7,968	Vanguard Value ETF	832,735	4.0

	Total Exchange-Traded Funds
	(Cost $3,277,026)	3,546,883	16.9

MUTUAL FUNDS: 82.9%
	Affiliated Investment Companies: 82.9%
7,487	Voya Large-Cap Growth Fund - Class R6	418,999	2.0
97,237	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,254,360	6.0
281,196	Voya Multi-Manager International Equity Fund - Class I	3,239,381	15.5
189,399	Voya Multi-Manager International Factors Fund - Class I	1,763,302	8.4
63,586	Voya Multi-Manager Mid Cap Value Fund - Class I	523,946	2.5
250,193	Voya U.S. Stock Index Portfolio - Class I	4,293,314	20.5
85,516	VY® Columbia Contrarian Core Portfolio - Class I	1,566,652	7.5
61,674	VY® Invesco Comstock Portfolio - Class I	835,067	4.0
54,325	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,559,130	7.5
41,397	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	524,502	2.5
14,287	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,366,279	6.5

	Total Mutual Funds
	(Cost $16,397,961)	17,344,932	82.9

	Total Investments in Securities (Cost $19,674,987)	$ 20,891,815	99.8
	Assets in Excess of Other Liabilities	44,934	0.2
	Net Assets	$ 20,936,749	100.0

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,546,883	$–	$–	$3,546,883
Mutual Funds	17,344,932	–	–	17,344,932
Total Investments, at fair value	$20,891,815	$–	$–	$20,891,815

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation /(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Index Plus LargeCap Portfolio - Class I	$691,750	$110,252	$(752,535)	$(49,467)	$-	$2,710	$(55,585)	$15,245
Voya Intermediate Bond Portfolio- Class R6	-	160,181	(160,181)	-	-	423	3,165	-
Voya Large-Cap Growth Fund - Class R6	543,221	242,320	(385,965)	19,423	418,999	-	27,685	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,325,711	465,365	(536,799)	83	1,254,360	-	(21,044)	-
Voya Multi-Manager International Equity Fund - Class I	2,544,191	1,220,196	(635,610)	110,604	3,239,381	-	(73,591)	-
Voya Multi-Manager International Factors Fund - Class I	1,478,939	633,776	(405,684)	56,271	1,763,302	-	(67,946)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	428,922	235,339	(120,865)	(19,450)	523,946	-	(35,624)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	353,766	97,283	(429,791)	(21,258)	-	2,615	(37,595)	-
Voya U.S. Stock Index Portfolio - Class I	2,561,546	3,037,939	(1,421,844)	115,673	4,293,314	10,661	(86,325)	156,460
VY® Columbia Contrarian Core Portfolio - Class I	-	1,497,754	(92,773)	161,671	1,566,652	979	11,637	43,859
VY® Invesco Comstock Portfolio - Class I	1,328,618	688,776	(1,262,705)	80,378	835,067	2,269	(389,003)	25,592
VY® JPMorgan Small Cap Core Equity Portfolio Class I	526,225	140,668	(739,530)	72,637	-	-	(187,575)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	1,379,506	700,247	(487,976)	(32,647)	1,559,130	3,767	(7,129)	109,331
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	428,727	221,391	(138,121)	12,505	524,502	489	(4,310)	39,625
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,297,631	481,523	(673,582)	260,707	1,366,279	-	(77,774)	47,299
	$14,888,753	$9,933,010	$(8,243,961)	$767,130	$17,344,932	$23,913	$(1,001,014)	$437,411

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $19,997,840.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,316,457
Gross Unrealized Depreciation	(422,482)
Net Unrealized Appreciation	$893,975